Financial Risk Management - Market Price Fluctuations - Currency Appreciation (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	$ (76.1)	$ 58.5
Net earnings (loss)	(68.0)	39.4
Pre-tax other comprehensive income (loss)	(352.5)	(257.0)
Other comprehensive income (loss)	(339.6)	(244.2)
Canadian dollar
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	32.5	40.6
Net earnings (loss)	24.3	28.0
Pre-tax other comprehensive income (loss)	(75.3)	(66.1)
Other comprehensive income (loss)	(73.8)	(66.0)
Euro
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	6.2	9.5
Net earnings (loss)	5.0	7.8
Pre-tax other comprehensive income (loss)	(60.8)	(1.7)
Other comprehensive income (loss)	(54.7)	4.3
British pound sterling
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	5.7	15.6
Net earnings (loss)	5.4	11.7
Pre-tax other comprehensive income (loss)	(33.6)	(29.9)
Other comprehensive income (loss)	(33.4)	(28.5)
Indian rupee
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(64.8)	(31.2)
Net earnings (loss)	(57.3)	(21.9)
Pre-tax other comprehensive income (loss)	(128.5)	(99.3)
Other comprehensive income (loss)	(126.8)	(94.0)
All other currencies
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(55.7)	24.0
Net earnings (loss)	(45.4)	13.8
Pre-tax other comprehensive income (loss)	(54.3)	(60.0)
Other comprehensive income (loss)	$ (50.9)	$ (60.0)